Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (2,795)	$ 2,111	$ 938
Adjustments:
Amortization	1,362	1,032	1,036
Stock based compensation and other non-cash benefits	64	72	79
Reclamation and remediation	81	96	101
Revaluation of contingent consideration	(18)	12	1
Loss (income) from discontinued operations	(61)	76	136
Write-downs	4,352	52	2,084
Impairment of marketable securities	105	47	180
Deferred income taxes	(1,256)	22	(637)
Gain on asset and investment sales, net	(286)	(107)	(81)
Other operating adjustments and write-downs	1,099	48	65
Net change in operating assets and liabilities	(1,086)	(1,073)	(311)
Net cash provided from (used in) continuing operations	1,561	2,388	3,591
Net cash used in discontinued operations	(18)	(16)	(7)
Net cash provided from operations	1,543	2,372	3,584
Investing activities:
Additions to property, plant and mine development	(1,900)	(3,210)	(2,787)
Acquisitions, net	(13)	(25)	(2,309)
Sale of marketable securities	589	210	81
Purchases of marketable securities	(1)	(220)	(21)
Proceeds from sale of other assets	63	41	9
Other	(51)	(60)	(40)
Net cash used in investing activities	(1,313)	(3,264)	(5,067)
Financing activities:
Proceeds from debt, net	1,538	3,524	2,011
Repayment of debt	(1,150)	(1,976)	(2,273)
Payment of conversion premium on debt		(172)
Proceeds from stock issuance, net	2	24	40
Sale of noncontrolling interests	32
Acquisition of noncontrolling interests	(17)	(10)
Dividends paid to noncontrolling interests	(2)	(3)	(117)
Dividends paid to common stockholders	(610)	(695)	(494)
Other	(5)	(3)	(21)
Net cash provided from (used in) financing activities	(212)	689	(854)
Effect of exchange rate changes on cash	(24)	4	41
Net change in cash and cash equivalents	(6)	(199)	(2,296)
Cash and cash equivalents at beginning of period	1,561	1,760	4,056
Cash and cash equivalents at end of period	$ 1,555	$ 1,561	$ 1,760